Financial Instruments - Summary of Fair Value of Liabilities Measurement Using Significant Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance	$ 11,293.3
Ending balance	10,572.5	$ 11,293.3
Opening balance	7,353.2
Ending balance	6,957.9	7,353.2
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Adding Shares			$ 1.3
Disposal Claim			(0.5)
Opening balance	59.9	59.6
Changes in fair value	0.7	0.3
Ending balance	60.6	59.9	59.6
Opening balance	125.4	108.9
Changes in fair value	4.2	16.5
Reclassification to held for sale	$ (129.6)
Ending balance		$ 125.4	$ 108.9